LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating Lease, Cost	$ 362	$ 397
Operating Lease, Payments	359	389
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 313	$ 328
Maximum
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Remaining Lease Term	40 years